Commitments (Tables)	12 Months Ended
Dec. 31, 2022
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Exploration and Production Licenses Estimated Annual Payments
According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2022	December 31, 2021
	RMB	RMB
Within one year	500	500
Between one and two years	500	500
Between two and three years	500	500
Between three and four years	500	500
Between four and five years	500	500